Structured entities (Narrative) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	[2]
Disclosure of unconsolidated structured entities [line items]
Impairment cost of loan facilities	[1]	£ 1,275	£ 729	£ 1,741
Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Notional value of guarantee		41,887,957	44,037,099
Assets transferred to sponsored unconsolidated structured entities		471	516
Structured entities [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Short term traded interest		8,903	8,436
Structured entities [member] | Derivatives [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Notional value of guarantee		314,170	1,477,753
Recourse to transferred assets only [member] | Debt securities [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Short term traded interest		9,585	12,206
Commercial paper (CP) and medium-term note conduits [member] | Contractual Backstop Liquidity Facilities [Member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Undrawn contractual backstop liquidity facilities		8,300	11,700
Investment funds and trusts [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Notional value of guarantee		0	0
Lending [member] | Debt securities [member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Impairment cost of loan facilities		7	66
Employee benefit and other trusts [Member] | Barclays Bank Group [member]
Disclosure of unconsolidated structured entities [line items]
Undrawn contractual backstop liquidity facilities		£ 2,500	£ 2,600

[1]

Barclays Bank PLC transferred its UK banking business on 1 April 2018 to Barclays Bank UK PLC. Results relating to the UK banking business for the three months ended 31 March 2018 (I mpairment charges : £ 217 m and recoveries : £ 16 m ) and for the twelve months ended 31 December 2017 (I mpairment charges : £ 929 m and recoveries : £ 1 4 6 m ) have been reported as discontinued operations

[2]	2017 numbers are pre sented on an IAS 39 basis